Long-Lived Assets, Excluding Financial Instruments and Tax Assets, Classified by Location of Controlling Statutory Company (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 475,513	$ 371,902	$ 301,369
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	300,354	230,069	186,106
Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 175,159	$ 141,833	$ 115,263